Right of use assets and lease liabilities - Analysis of maturity lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [Abstract]
Lease debt at January 1	€ 3,680	€ 3,967
New lease debts	90	658
Rent expense paid	(1,252)	(1,208)
Accretion of interest	119	157
Disposal	(21)
Lease modification	(1,149)	30
Exchange differences	(51)	76
Lease debt at December 31	€ 1,416	€ 3,680